UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2002


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley  Boston, MA  April 30, 2002


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    28
Form 13F information Table Value Total:    $98,366

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Canada Inc.               DEPS RCPT CL B   00207q202     3630   134800 SH       SOLE                   134800
Adelphia Communications Corpor COM              006848105      968    65000 SH       SOLE                    65000
American Telephone & Telegraph COM              001957109     4139   263600 SH       SOLE                   263600
American Water Works Company,  COM              030411102     4218    96300 SH       SOLE                    96300
Associated Materials Incorpora COM              045709102     2320    45500 SH       SOLE                    45500
Cablevision Systems New York G CL A NY CABLVS   12686c104     1481    43550 SH       SOLE                    43550
Compaq Computer Corporation    COM              204493100     5037   482000 SH       SOLE                   482000
Conectiv                       COM              206829103     4724   189800 SH       SOLE                   189800
Digene Corporation             COM              253752109     6188   173100 SH       SOLE                   173100
Immunex Corporation            COM              452528102     7243   239370 SH       SOLE                   239370
Laser Vision Centers, Inc.     COM              51807H100      588   189700 SH       SOLE                   189700
McAfee.com Corporation         CL A             579062100     2958   179600 SH       SOLE                   179600
Mechanical Dynamics, Inc.      COM              583521109     2703   143400 SH       SOLE                   143400
Methanex Corporation           COM              59151K108     2550   344100 SH       SOLE                   344100
ONI Systems Corp.              COM              68273f103     2545   412500 SH       SOLE                   412500
Pennzoil-Quaker State Company  COM              709323109     2898   135000 SH       SOLE                   135000
Petroleum Geo-Services ASA (PG SPONSORED ADR    716597109     3273   502700 SH       SOLE                   502700
Quanta Services, Inc.          COM              74762e102     2718   157200 SH       SOLE                   157200
Resource Bancshares Mortgage G COM              761197102     2689   140700 SH       SOLE                   140700
Royal Caribbean Cruises Ltd.   COM              V7780T103     6300   280000 SH       SOLE                   280000
Security Capital Group Incorpo CL B             81413P204     6049   237500 SH       SOLE                   237500
Siliconix Incorporated         COM NEW          827079203      489    16313 SH       SOLE                    16313
Storage USA, Inc.              COM              861907103     7487   175800 SH       SOLE                   175800
Telesp Celular Participacoes S SPON ADR PFD     87952L108     1936   305815 SH       SOLE                   305815
Travelocity.com Inc.           COM              893953109     2887   103200 SH       SOLE                   103200
Tyco International Ltd.        COM              902124906     3555   110000 SH       SOLE                   110000
Valero Energy Corporation      COM              91913y100     3466    70000 SH       SOLE                    70000
VidaMed, Inc.                  COM              926530106     3325   422000 SH       SOLE                   422000